Employee benefits (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	$ 12,559	$ 10,567
Recognized in the Statement of Income	1,507	1,169
Interest income	1,507	1,169
Recognized in Equity - other comprehensive income	412	(137)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	412	(137)
Cash effects	927	2,130
Contributions paid by the sponsor (Company)	887	782
Term of financial commitment (TFC) paid by the Company	40	1,348
Other Changes	(1,021)	(1,170)
Contributions paid by participants	40	29
Benefits paid, net of assisted contributions	(2,052)	(1,923)
Transfer and contribution for PP-3		2
Translation Adjustment	991	722
Fair value of plan assets at the end of the year	14,384	12,559
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	8,881	7,431
Recognized in the Statement of Income	1,069	820
Interest income	1,069	820
Recognized in Equity - other comprehensive income	304	(139)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	304	(139)
Cash effects	385	1,325
Contributions paid by the sponsor (Company)	357	304
Term of financial commitment (TFC) paid by the Company	28	1,021
Other Changes	(438)	(556)
Contributions paid by participants	25	23
Benefits paid, net of assisted contributions	(1,165)	(1,088)
Transfer and contribution for PP-3
Translation Adjustment	702	509
Fair value of plan assets at the end of the year	10,201	8,881
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	2,739	2,316
Recognized in the Statement of Income	327	253
Interest income	327	253
Recognized in Equity - other comprehensive income	21	(37)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	21	(37)
Cash effects	115	421
Contributions paid by the sponsor (Company)	103	94
Term of financial commitment (TFC) paid by the Company	12	327
Other Changes	(195)	(214)
Contributions paid by participants	6	6
Benefits paid, net of assisted contributions	(413)	(379)
Transfer and contribution for PP-3
Translation Adjustment	212	159
Fair value of plan assets at the end of the year	3,007	2,739
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	939	822
Recognized in the Statement of Income	111	96
Interest income	111	96
Recognized in Equity - other comprehensive income	87	39
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	87	39
Cash effects	12
Contributions paid by the sponsor (Company)	12
Term of financial commitment (TFC) paid by the Company
Other Changes	27	(18)
Contributions paid by participants	9
Benefits paid, net of assisted contributions	(61)	(72)
Transfer and contribution for PP-3
Translation Adjustment	79	54
Fair value of plan assets at the end of the year	1,176	939
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year
Recognized in the Statement of Income
Interest income
Recognized in Equity - other comprehensive income
Remeasurement: Higher/(lower) return on plan assets compared to discount rate
Cash effects	415	384
Contributions paid by the sponsor (Company)	415	384
Term of financial commitment (TFC) paid by the Company
Other Changes	(415)	(384)
Contributions paid by participants
Benefits paid, net of assisted contributions	(413)	(384)
Transfer and contribution for PP-3
Translation Adjustment	(2)
Fair value of plan assets at the end of the year
Other plans [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year		(2)
Recognized in the Statement of Income
Interest income
Recognized in Equity - other comprehensive income
Remeasurement: Higher/(lower) return on plan assets compared to discount rate
Cash effects
Contributions paid by the sponsor (Company)
Term of financial commitment (TFC) paid by the Company
Other Changes		2
Contributions paid by participants
Benefits paid, net of assisted contributions
Transfer and contribution for PP-3		2
Translation Adjustment
Fair value of plan assets at the end of the year